Basis of preparation (Additional Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Top of range
Disclosure of changes in accounting estimates [line items]
Cash and cash equivalents	$ 4,991	$ 2,173	$ 1,511
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes	2,871	647
Bottom of range
Disclosure of changes in accounting estimates [line items]
Cash and cash equivalents	4,838	2,004	$ 1,372
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes	$ 2,855	$ 617